Consolidated Statements Of (Loss) Income (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Premiums and other revenue:
Earned premiums					$ 1,082.0	$ 1,211.6	$ 1,414.9
Net investment income					125.8	133.6	145.5
Fee income, net					1.4	2.5	1.1
Net realized investment and other gains (losses)					49.2	36.8	(16.7)
Total revenue	318.6		316.5		1,258.4	1,384.5	1,544.8
Expenses:
Losses and loss adjustment expenses					863.1	777.5	853.1
Other reinsurance-related expense					5.9	0	0
Underwriting, acquisition and insurance expenses					425.7	466.0	521.2
Interest expense					22.1	22.9	25.7
Foreign currency exchange loss (gain)					3.5	(3.8)	(0.2)
Impairment of intangible asset					0	0	5.9
Total expenses					1,320.3	1,262.6	1,405.7
(Loss) income before income taxes	8.1		15.7		(61.9)	121.9	139.1
Provision for income taxes					20.0	35.2	23.9
Net (loss) income	1.4		11.3		(81.9)	86.7	115.2
Net (loss) income per common share:
Basic	$ 0.05	[1]	$ 0.40	[1]	$ (3.02)	$ 2.93	$ 3.75
Diluted	$ 0.05	[1]	$ 0.39	[1]	$ (3.02)	$ 2.90	$ 3.74
Cash dividend declared per common share:	$ 0.12		$ 0.12		$ 0.48	$ 0.48	$ 0.00
Weighted average common shares:
Basic					27,169,132	29,566,004	30,731,226
Diluted					27,169,132	29,935,972	30,842,894
Realized investment and other gains before other-than-temporary impairment losses					50.4	37.6	28.3
Other-than-temporary impairment losses recognized in earnings
Other-than-temporary impairment losses on fixed maturities					(0.1)	(0.8)	(6.9)
Other-than-temporary impairment losses on equity securities					(1.1)	0	(20.3)
Other-than-temporary impairment losses on Funds at Lloyd's foreign currency exchange	0		0		0	0	(17.8)
Non-credit portion of loss recognized in other comprehensive income					0	0	0
Impairment losses recognized in earnings					(1.2)	(0.8)	(45.0)
Net realized investment and other gains (losses)					$ 49.2	$ 36.8	$ (16.7)

[1]	Basic and diluted net income per common share are computed independently for each quarter and full year based on the respective average number of common shares outstanding; therefore, the sum of the quarterly net income per common share data may not equal the net income per common share for the year.